Discontinued Operations - Discontinued Operations - Schedule of total operating and investing cash flows of discontinued operations (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Significant operating non-cash reconciliation items
Total net cash provided by operating activities from discontinued operations	$ 30,042,512
Significant investing items
Total net cash used by investing activities from discontinued operations	(20,064,672)
Significant financing items
Total net cash used by financing activities from discontinued operations	$ (4,735,000)